Subsequent Events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events The Group has evaluated subsequent events after June 30, 2024, up to the date of issuance, August 28, 2024, of the Condensed Consolidated Financial Statements, and has not identified any recordable or disclosable events not otherwise reported in these Condensed Consolidated Financial Statements or notes thereto